Related Party Transactions (Details) - Schedule of notes payable (Parentheticals) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Long-term Note Payable to Related Party - 1 [Member]
Related Party Transaction [Line Items]
Interest rate	3.00%	6.00%	6.00%	6.00%
Debt maturity	Nov. 30, 2021		Nov. 13, 2021	Nov. 13, 2021
Long-term Note Payable to Related Party - 1 [Member] | Previously Reported [Member]
Related Party Transaction [Line Items]
Interest rate		3.00%	3.00%
Debt maturity		Nov. 30, 2021
Long-term Note Payable to Related Party - 2 [Member]
Related Party Transaction [Line Items]
Interest rate	15.00%	3.00%	3.00%	3.00%
Debt maturity	Apr. 30, 2022		Nov. 30, 2021	Nov. 30, 2021
Long-term Note Payable to Related Party - 2 [Member] | Previously Reported [Member]
Related Party Transaction [Line Items]
Interest rate		15.00%	15.00%
Debt maturity		Apr. 30, 2022
Long-term Note Payable to Related Party - 2 [Member] | December 23, 2021 [Member]
Related Party Transaction [Line Items]
Interest rate	10.00%
Debt maturity	Mar. 30, 2025
Monthly lease payment (in Dollars)	$ 8,823
Long-term Note Payable to Related Party - 2 [Member] | December 23, 2021 [Member] | Previously Reported [Member]
Related Party Transaction [Line Items]
Interest rate		10.00%	10.00%
Debt maturity		Mar. 30, 2025
Monthly lease payment (in Dollars)		$ 8,823
Long-term Note Payable to Related Party - 5 [Member]
Related Party Transaction [Line Items]
Interest rate	20.00%
Long-term Note Payable to Related Party - 5 [Member] | Previously Reported [Member]
Related Party Transaction [Line Items]
Interest rate		20.00%	20.00%
Long-term Note Payable to Related Party - 5 [Member] | December 23, 2021 [Member]
Related Party Transaction [Line Items]
Interest rate	12.00%
Long-term Note Payable to Related Party - 5 [Member] | December 23, 2021 [Member] | Previously Reported [Member]
Related Party Transaction [Line Items]
Interest rate		12.00%	12.00%
Long-term Note Payable to Related Party - 4 [Member]
Related Party Transaction [Line Items]
Interest rate	6.00%	6.00%	6.00%	6.00%
Debt maturity	Dec. 31, 2024		Nov. 13, 2021	Nov. 13, 2021
Long-term Note Payable to Related Party - 4 [Member] | Previously Reported [Member]
Related Party Transaction [Line Items]
Interest rate		6.00%	6.00%
Debt maturity		Dec. 31, 2024